NATURE OF THE BUSINESS AND BASIS OF PRESENTATION - Summary of Antidilutive securities (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	8,796,629	607,006
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	151,955	283,006
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	2,281,000	324,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,363,674	0